Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Carrying Amounts of Property and Equipment Pledged [Abstract]
Fixed assets with net carrying value			¥ 281	¥ 807
Loss on the disposal of fixed assets			(174)	(187)
Depreciation expense	¥ 21,221	$ 3,035	¥ 20,452	¥ 20,239